Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
11.	Related Party Transactions

(a)	$3.0 Million Convertible Note

On May 10, 2012, the Executive Chairman and Principal Executive Officer, Mr. Shane McMahon, made a loan to the Company in the amount of $3,000,000. In consideration for the loan, the Company issued a convertible note to Mr. McMahon in the aggregate principal amount of $3,000,000 (the “Note”) at a 4% interest rate computed on the basis of a 365 day year. Upon issuance, the conversion price of the Note was equal to the price per share paid for securities by investors in the most recent financing (as of the date of conversion) of equity or equity-linked securities of the Company.

On November 9, 2017, the Board of Directors approved Amendment No. 7 to $3.0 million Note, pursuant to which the maturity date of the Note was extended to December 31, 2019. The Note remains payable on demand or convertible on demand into Common Stock at a conversion price of $1.50.

For the three and six months ended June 30, 2018, the Company recorded interest expense of $30,000 and $59,507, respectively, related to the Note; For the three and six months ended June 30, 2017, the Company recorded interest expense of $29,507 and $59,507, respectively, related to the Note.

(b)	Assets Disposal to BT

On November 28, 2017, due to strategic reasons, the Company and BT have agreed to amend the BT SPA, in which the Company will neither sell to BT the equity of Nanjing Tops Game Co., Ltd, and the equity of the Pantaflix joint venture nor receive the previously agreed upon consideration for such sales. But the Company will still sell to BT 80% of the outstanding capital stock of Zhong Hai Shi Xun Media to streamline the operations of the Company and to eliminate the Company’s exposure to any liabilities and obligations of Zhong Hai Shi Xun Media.

(c)	Acquisition of GuangMing

On December 7, 2017, the Company entered into a Securities Purchase Agreement with Shanghai Guang Ming Investment Management Limited, a PRC limited liability entity (“Guang Ming”), Tianjin Sun Seven Stars Culture Development Co. Ltd. (“Tianjin”) and Beijing Nanbei Huijin Investment Co. Ltd. SSC will purchase 100% of Guang Ming’s issued and outstanding shares for a total purchase price of RMB 2.4 million (approximately $363,436). Guang Ming holds a special fund management license and SSC’s purpose for making the acquisition is to develop a fund management platform. The closing of the acquisition is conditioned upon, among other things, the sellers, including Guang Ming, obtaining all of the necessary approvals from the Asset Management Association of China (“AMAC”), a self-regulatory organization which oversees and regulates fund management companies in China. In the event that AMAC does not accept the sellers’ submission for change of ownership, this agreement shall be rescinded, and the sellers shall continue their ownership of Guang Ming and shall refund any portion of the purchase price previously paid within 15 days of notice from the Company. This agreement was approved by the Company’s Audit Committee and the closing of the Acquisition is also subject to the receipt of a fairness opinion and valuation report satisfactory to the Company and which concludes that the purchase price of the acquisition is fair from a financial point of view to the Company. The acquisition is deemed to be a related party transaction because Tianjin is an affiliate of Bruno Wu, the Company’s Chairman and Chief Executive Officer. In April 2018, the fairness opinion was approved by Audit Committee, and the Company paid the consideration and closed this acquisition.

(d)	Crude Oil Trading

During the first six months of 2018, ten of our crude oil transactions were purchased from three entities of which our minority shareholder has significant influence upon and because this minority shareholder has significant influence on both our Singapore joint venture and these three entities/suppliers, the Company reported these ten purchases as related party transaction from accounting perspective and hence recorded this as separate related party costs in its financial statement. Associated amounts payable represents almost 69.6% of total liabilities.

12. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions.

During the years ended December 31, 2016 and 2017, related party transactions consisted of the following:

		2017	2016

Revenue from crude oil sale	(g)	$18,973,054	$-
Licensed content cost	(b)	-	219,000
Interest expense on convertible note	(a)	120,000	120,000

(a) $3.0 Million Convertible Note

On May 10, 2012, the Executive Chairman and Principal Executive Officer, Mr. Shane McMahon, made a loan to the Company in the amount of $3,000,000. In consideration for the loan, the Company issued a convertible note to Mr. McMahon in the aggregate principal amount of $3,000,000 (the “Note”) at a 4% interest rate computed on the basis of a 365-day year. Upon issuance, the conversion price of the Note was equal to the price per share paid for securities by investors in the most recent financing (as of the date of conversion) of equity or equity-linked securities of the Company.

Effective on January 31, 2014, the Company and Mr. McMahon entered into Amendment No. 4 to the Note pursuant to which the Note is at Mr. McMahon’s option, payable on demand or convertible on demand into shares of Series E Preferred Stock of the Company (the “Series E Preferred Stock”) at a conversion price of $1.75, until December 31, 2015. As a result, in 2014, the Company recognized a beneficial conversion feature discount calculated as the difference between the Series E Preferred Stock at its intrinsic value, which was the fair value of the common stock at the commitment date for the Series E Preferred Stock investment and the effective conversion price. As such, we recognized a beneficial conversion feature of approximately $2,126,000 in 2014 which was reflected as interest expense and additional paid-in capital since the note was payable upon demand.

Effective December 30, 2014, the Company and Mr. McMahon entered into Amendment No. 5 pursuant to which the maturity date of the Note was extended to December 31, 2016. The Note remains payable on demand or convertible on demand into shares of Series E Preferred Stock at a conversion price of $1.75 at Mr. McMahon’s option.

On December 31, 2016, the Company and Mr. McMahon entered into an amendment pursuant to which the Note will be at Mr. McMahon’s option, payable on demand or convertible on demand into shares of the Company’s Series E Preferred Stock, provided that the Note will no longer be convertible into Series E Preferred Stock upon the conversion of the Series E Preferred stock owned by C Media into the Company’s Common Stock (pursuant to which all Series E Preferred Stock will be automatically converted) but then convertible only into Common Stock at a conversion price of $1.50, until December 31, 2018.

On November 9, 2017, the Board of Directors approved Amendment No. 7 to $3.0 million Convertible Promissory Notes (“Note”) issued to Mr. Shane McMahon, our Vice Chairman, pursuant to which the maturity date of the Note was extended to December 31, 2019. The Note remains payable on demand or convertible on demand into Common Stock at a conversion price of $1.50.

In November, 2017, the Company paid such interest in the amount of $407,863 to Mr. Shane McMahon, and the accumulated interest payable as of December 31, 2017 was $20,055.

For the years ended December 31, 2017 and 2016, the Company recorded interest expense of $120,000 and $120,000 related to the Note.

(b) Cost of Revenue

Hua Cheng, in which the Company holds 39% of the equity shares, charged us licensed content fees of approximately nil and $219,000 for the years ended December 31, 2017 and 2016, respectively.

(c) Purchase of Game IP Rights

On April 13, 2016, SSF entered into a Game Right Assignment Agreement with SSS for the acquisition of certain Game IP Rights for cash of $2.7 million (RMB 18 million), which was paid in full in 2016. The Game IP Rights was recorded at cost and then subsequently transferred in exchange for the investment in Topsgame as disclosed in Note 9 above.

(d) Deposit for Investment in MYP

On September 19, 2016, the Company signed a non-binding term sheet with Sun Video Group HK Limited (“SVG”) in purchase for its 51% ownership of M.Y. Products, LLC (“MYP”), a video commerce and supply chain management operator, in exchange for $50 million worth of Wecast Network common stock and $800,000 cash.

In accordance with the Term Sheet, the Company wired $800,000 (or its RMB equivalent) to MYP upon signing the term sheet as Good Faith Deposit. As of December 31, 2017, the transaction has already been closed, and all of the deposit paid to MYP has been transferred into liability due to BT, which is the former shareholder of SVG.

(e) Assets Disposal to BT

On June 30, 2017, the Company entered into a Securities Purchase Agreement (the BT SPA) with BT, pursuant to which the issued and outstanding stock that SSC holds in three separate non-core assets were sold to BT in exchange for RMB100 million (approximately $14.75 million at current exchange rate) in a combination of cash and publicly traded stock to be paid to SSC within one year of closing. A minimum of 20% of the total consideration to SSC will be paid in cash (approximately $2.95 million). A portion of the consideration may be paid in the form of publicly traded stock at the discretion of BT, and in that case the securities will represent a public company affiliated with BT, in an industry related to SSC’s and with an average daily trading value of at least $146,000.

These three separate non-core assets that sold to BT included 80% equity interest in Zhong Hai Shi Xun Media for zero, 13% equity interest in Nanjing Tops Game and 25% share capital investment right in Pantaflix JV in consideration of RMB100 million. As Zhong Hai Shi Xun Media is the Company’s subsidiary, sale of a subsidiary to a related party under common control would cause the Company to derecognize the net assets transferred at its carrying amounts and recognize no gains or losses. The difference between proceeds received and the carrying amount of the net assets transferred is recognized in additional paid in capital. At the same time, the Goodwill in the amount of $6.6 million has been pushed down to Zhong Hai Shi Xun Media along with the disposal.

On November 28, 2017, due to strategic reasons, the Company and BT have agreed to amend the BT SPA, in which the Company will neither sell to BT the equity of Nanjing Tops Game Co., Ltd, and the equity of the Pantaflix joint venture nor receive the previously agreed upon consideration for such sales. But the Company will still sell to BT 80% of the outstanding capital stock of Zhong Hai Shi Xun Media to streamline the operations of the Company and to eliminate the Company’s exposure to any liabilities and obligations of Zhong Hai Shi Xun Media. As of December 31, 2017, the legal ownership transfer administration of Zhong Hai Shi Xun Media was still not yet finished, however based on the agreement signed between the Company and BT and the consent obtained from minority shareholder of Zhong Hai Shi Xun Media, the Company believed it no longer have right over its asset and no obligation to its liability, and the Company therefore no longer consolidate Zhong Hai Shi Xun Media since July 1, 2017.

(f) Acquisition of Guang Ming

On December 7, 2017, the Company entered into a Securities Purchase Agreement with Shanghai Guang Ming Investment Management Limited, a PRC limited liability entity (“Guang Ming”), Tianjin Sun Seven Stars Culture Development Co. Ltd. (“Tianjin”) and Beijing Nanbei Huijin Investment Co. Ltd. SSC will purchase 100% of Guang Ming’s issued and outstanding shares for a total purchase price of RMB 2.4 million (approximately $363,436). Guang Ming holds a special fund management license and SSC’s purpose for making the acquisition is to develop a fund management platform. The closing of the acquisition is conditioned upon, among other things, the sellers, including Guang Ming, obtaining all of the necessary approvals from the Asset Management Association of China (“AMAC”), a self-regulatory organization which oversees and regulates fund management companies in China. In the event that AMAC does not accept the sellers’ submission for change of ownership, this agreement shall be rescinded and the sellers shall continue their ownership of Guang Ming and shall refund any portion of the purchase price previously paid within 15 days of notice from the Company. This agreement was approved by the Company’s Audit Committee and the closing of the Acquisition is also subject to the receipt of a fairness opinion and valuation report satisfactory to the Company and which concludes that the purchase price of the acquisition is fair from a financial point of view to the Company. The acquisition is deemed to be a related party transaction because Tianjin is an affiliate of Bruno Wu, the Company’s Chairman and Chief Executive Officer. As of December 31, 2017, the fairness opinion was not yet obtained, and the Company did account for this acquisition as of year-end of 2017 due to closing condition was not satisfied.

(g) Crude Oil Trading

In December, 2017, One of our crude oil transaction was sold to one entity of which our minority shareholder has significant influence upon. Even though the crude oil was eventually sold to independent third party, the Company has recorded this sale as one separate related party sale in its financial statement. As of December 31, 2017, invoice related to this transaction has been collected as payment term of this transaction is pre-payment for full invoice value on pre-payment due date one or two business days before the notice of readiness tendered.